Parent Company Only Condensed Financial Information - Summary of Investments Accounted for Using the Equity Method (Detail) - Parent [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information of investments accounted for using the equity method [Line Items]
Investments in subsidiaries and associates	¥ 83,871,404	¥ 88,408,748	¥ 101,196,485
Investments accounted for using equity method	¥ 83,871,404	¥ 88,408,748	¥ 101,196,485